Legal Proceedings - Additional Information (Detail)	Nov. 27, 2013 LegalMatter	Nov. 01, 2017 Case
Carag
Loss Contingencies [Line Items]
Number of putative shareholder derivative complaints filed | LegalMatter	1
Cafe Manager Class Actions | Pending Litigation
Loss Contingencies [Line Items]
Number of pending cases, consolidated by the Court | Case		2